Cover	Jan. 24, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 24, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	NEWTEKONE, INC.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01035
Entity Tax Identification Number	46-3755188
Entity Address, Address Line One	4800 T Rex Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	212
Local Phone Number	356-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587987
Common Stock, par value $0.02 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.02 per share
Trading Symbol	NEWT
Security Exchange Name	NASDAQ
5.75% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	5.75% Notes due 2024
Trading Symbol	NEWTL
Security Exchange Name	NASDAQ
5.50% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due 2026
Trading Symbol	NEWTZ
Security Exchange Name	NASDAQ